As Filed with the Securities and Exchange Commission on January 24, 2008



                                                               File No. 33-68666
                                        Investment Company Act File No. 811-8004


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

                             REGISTRATION STATEMENT
                                    UNDER THE
                             SECURITIES ACT OF 1933

                       [ ] Pre-Effective Amendment No. __



                       [X] Post-Effective Amendment No. 94



         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940



                            [X] Amendment No. 96



                                  ASTON FUNDS
                        FORMERLY KNOWN AS ABN AMRO FUNDS
               (Exact Name of Registrant as Specified in Charter)

                            120 NORTH LASALLE STREET
                             CHICAGO, ILLINOIS 60602
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (312) 268-1400

                                -----------------

                         KENNETH C. ANDERSON, PRESIDENT
                                  ASTON FUNDS
                            120 NORTH LASALLE STREET
                             CHICAGO, ILLINOIS 60602
                     (Name and Address of Agent for Service)

                                    Copy to:


                                CATHY G. O'KELLY
                               VEDDER PRICE P.C.
                            222 NORTH LASALLE STREET
                            CHICAGO, ILLINOIS 60601


                                -----------------

It is proposed that this filing will become effective:

               [ ] immediately upon filing pursuant to paragraph (b); or


               [X] On February 22, 2008 pursuant to paragraph (b); or


               [ ] 60 days after filing pursuant to paragraph (a)(1); or
               [ ] On            pursuant to paragraph (a)(1); or


               [ ] 75 days after filing pursuant to paragraph (a)(2); or


               [ ] On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

               [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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This Post-Effective Amendment to the Registration Statement on Form N-1A is
being filed for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 86 to the Registrant's Registration Statement filed under Rule 485(a) of the Securities Act of 1933. This Post-Effective Amendment incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 86 under the Securities Act of 1933 and Amendment No. 88 under the Investment Company Act of 1940, as filed with the Commission on October 15, 2007.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Aston Funds, certifies that it meets all of the requirements for the effectiveness of this post-effective amendment to its Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, the State of Illinois on the 24th day of January, 2008.


                                    Aston Funds
                                    (formerly known as ABN AMRO Funds)


                                    By  /s/ Kenneth C. Anderson
                                       --------------------------------------
                                       Kenneth C. Anderson, President & Chief
                                       Executive Officer


         Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement of Aston Funds has been signed below by the following persons in the following capacity and on the 24th day of January, 2008.


                SIGNATURE                                  CAPACITY                                DATE
-----------------------------------------     ------------------------------------     -------------------------
/s/ Stuart D. Bilton*                              Chairman, Board of Trustees
-----------------------------------------
Stuart D. Bilton

/s/ Nathan Shapiro*                                          Trustee
-----------------------------------------
Nathan Shapiro

/s/ Gregory T. Mutz*                                         Trustee
-----------------------------------------
Gregory T. Mutz

/s/ Leonard F. Amari*                                        Trustee
-----------------------------------------
Leonard F. Amari

/s/ Robert A. Kushner*                                       Trustee
-----------------------------------------
Robert A. Kushner

/s/ Robert B. Scherer*                                       Trustee
-----------------------------------------
Robert B. Scherer

/s/ Denis Springer*                                          Trustee
-----------------------------------------
Denis Springer

/s/ Kenneth C. Anderson                                     President                        January 24, 2008
-----------------------------------------         (Principal Executive Officer)
Kenneth C. Anderson


/s/ Gerald F. Dillenburg                         Secretary, Treasurer and Senior             January 24, 2008
-----------------------------------------        Vice President (Chief Financial
Gerald F. Dillenburg                             Officer, Chief Operating Officer
                                                  and Chief Compliance Officer)

/s/ Gerald F. Dillenburg                                Attorney-in-Fact                     January 24, 2008
-----------------------------------------
Gerald F. Dillenburg

-----------------------------
* Signed by Gerald F. Dillenburg pursuant to a Power of Attorney previously filed as Exhibit (o)(1) of Post-Effective Amendment No. 76 to the Registration Statement filed on December 22, 2006.